NOTES PAYABLE - Notes Payable under 2012 Credit Agreement (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended		0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Nov. 28, 2012	Dec. 31, 2012	Jun. 24, 2013
Debt Instrument [Line Items]
Accumulated amortization of loan discount	$ 717	$ 2,914		$ 213
Payment in kind interest	1,022	2,040
Loss on early extinguishment of debt	17,157	0
Notes Payable | Former SAE Common Stockholders
Debt Instrument [Line Items]
Debt, principal amount					17,500
Notes Payable | 2012 Credit Agreement
Debt Instrument [Line Items]
Debt instrument, term			4 years
Debt, face amount			80,000
Stated interest rate			13.50%
Quarterly principal payment			200
Quarterly interest payment, percent			0.25%
Percentage of common stock issued			1.00%
Loan issuance costs			12,029
Unamortized loan discount	7,983	607
Accumulated amortization of loan discount		158
Loan issuance costs and discount amortization expense	2,298	2,860
Payment in kind interest, percent			2.50%
Payment in kind interest	1,022	2,040
Loss on early extinguishment of debt	17,157
Prepayment penalties	8,877
Legal fees	$ 297